S000005569 [Member] Expense Example - Nuveen Small Cap Select Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,238
Expense Example, with Redemption, 10 Years	2,050
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,280
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	$ 1,128